Fair Value Measurements (Schedule Of Maturities On Debt Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Fair Value Measurements [Abstract]
Less than 1 year	$ 22
1-5 years	519
5-10 years	230
More than 10 years	332
Total maturities of debt securities	$ 1,103